Decommissioning Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Decommissioning Provision (Details) [Line Items]
Estimated undiscounted amount of decommissioning provision	$ 19.9	$ 17.4
Minimum [Member]
Decommissioning Provision (Details) [Line Items]
Term used to estimate decommissioning provision		4 years
Risk free rate used to discount decommissioning provision		1.30%
Maximum [Member]
Decommissioning Provision (Details) [Line Items]
Term used to estimate decommissioning provision		16 years
Risk free rate used to discount decommissioning provision		7.60%
Provision for decommissioning, restoration and rehabilitation costs [Member] | Minimum [Member]
Decommissioning Provision (Details) [Line Items]
Term used to estimate decommissioning provision	5 years
Risk free rate used to discount decommissioning provision	2.30%
Provision for decommissioning, restoration and rehabilitation costs [Member] | Maximum [Member]
Decommissioning Provision (Details) [Line Items]
Term used to estimate decommissioning provision	15 years
Risk free rate used to discount decommissioning provision	10.00%